Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

March 31, 2021

VIPF2025-QTLY-0521
1.830299.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	375,567	$17,651,657
VIP Equity-Income Portfolio Initial Class (a)	723,950	18,294,228
VIP Growth & Income Portfolio Initial Class (a)	864,435	20,902,039
VIP Growth Portfolio Initial Class (a)	192,376	18,085,235
VIP Mid Cap Portfolio Initial Class (a)	119,356	5,114,405
VIP Value Portfolio Initial Class (a)	735,801	13,421,019
VIP Value Strategies Portfolio Initial Class (a)	415,004	6,565,367
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,456,601)		100,033,950

International Equity Funds - 28.4%
VIP Emerging Markets Portfolio Initial Class (a)	2,873,844	42,389,201
VIP Overseas Portfolio Initial Class (a)	2,026,392	53,050,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $68,664,325)		95,440,153

Bond Funds - 36.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,965,741	21,367,609
Fidelity Long-Term Treasury Bond Index Fund (a)	610,415	8,387,103
VIP High Income Portfolio Initial Class (a)	1,276,155	6,750,858
VIP Investment Grade Bond Portfolio Initial Class (a)	6,483,542	87,398,140
TOTAL BOND FUNDS
(Cost $120,819,170)		123,903,710

Short-Term Funds - 5.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $17,150,229)	17,150,229	17,150,229
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $271,090,325)		336,528,042
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,935)
NET ASSETS - 100%		$336,494,107

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,013,026	$2,677,755	$1,007,625	$714	$(4,745)	$(310,802)	$21,367,609
Fidelity Long-Term Treasury Bond Index Fund	7,273,757	2,655,157	385,228	39,614	(26,895)	(1,129,688)	8,387,103
VIP Contrafund Portfolio Initial Class	16,550,098	2,268,483	728,430	800,141	(9,668)	(428,826)	17,651,657
VIP Emerging Markets Portfolio Initial Class	39,644,903	5,711,695	2,905,652	1,590,253	153,492	(215,237)	42,389,201
VIP Equity-Income Portfolio Initial Class	17,466,263	2,225,887	2,401,903	584,623	41,736	962,245	18,294,228
VIP Government Money Market Portfolio Initial Class 0.01%	16,220,300	1,825,027	895,098	393	--	--	17,150,229
VIP Growth & Income Portfolio Initial Class	19,894,340	2,577,764	3,184,189	609,982	58,495	1,555,629	20,902,039
VIP Growth Portfolio Initial Class	16,864,291	3,650,150	897,219	2,022,935	1,309	(1,533,296)	18,085,235
VIP High Income Portfolio Initial Class	6,310,969	701,733	238,991	52,628	(119)	(22,734)	6,750,858
VIP Investment Grade Bond Portfolio Initial Class	81,694,180	13,920,412	4,574,664	1,211,839	(68,098)	(3,573,690)	87,398,140
VIP Mid Cap Portfolio Initial Class	4,823,974	402,577	616,941	18,535	38,286	466,509	5,114,405
VIP Overseas Portfolio Initial Class	49,891,258	6,832,395	3,005,831	1,526,307	(16,199)	(650,671)	53,050,952
VIP Value Portfolio Initial Class	12,775,403	1,225,844	2,378,273	31,368	245,755	1,552,290	13,421,019
VIP Value Strategies Portfolio Initial Class	6,250,350	525,193	1,216,401	10,369	122,873	883,352	6,565,367
	315,673,112	47,200,072	24,436,445	8,499,701	536,222	(2,444,919)	336,528,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.